LOAN RECEIVABLE, CURRENT (Narrative) (Details) ¥ in Thousands, $ in Thousands	Apr. 05, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Apr. 05, 2017 USD ($)	Apr. 05, 2017 CNY (¥)
Financing Receivable, Impaired [Line Items]
Loan receivable, current			¥ 42,677
Sino Accord
Financing Receivable, Impaired [Line Items]
Loan receivable, current				$ 6,000	¥ 42,677
Suzhou Zhixinliren
Financing Receivable, Impaired [Line Items]
Loans Receivable Granted	¥ 42,677
Loan receivable, current		¥ 0	¥ 42,677